BUSINESS COMBINATIONS AND ASSET ACQUISITIONS - 2022 Second Quarter Acquisition - Fair Value of Identifiable Assets Acquired, and Liabilities Assumed as of the Acquisition Date (Details) - USD ($)
$ in Thousands
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
BUSINESS COMBINATIONS AND ASSET ACQUISITIONS
Goodwill	$ 0	$ 94,108	$ 94,108